Income Taxes - Summary of Components of Tax Expense Income (Detail) - SGD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Major components of tax expense (income) [abstract]
- Current income tax	$ 1,204	$ 291	$ 1,417
Under/(Over) provision in prior financial year	63	(25)	(743)
- Deferred income tax (Note 23)	(395)	(669)	(140)
- Withholding tax	228	70	25
Tax expense/(credit)	$ 1,100	$ (333)	$ 559